SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 - SHAREHOLDERS’ EQUITY

A.	Reverse Share Split and Change in ADS Ratio

On August 24, 2025, the Company effected a reverse share split of its Ordinary Shares at a ratio of 1-for-7.

On February 26, 2026, the Company changed the ratio of its ADSs from 1 ADS representing 30 Ordinary Shares to 1 ADS representing 90 Ordinary Shares.

All Ordinary Share amounts, ADS amounts, share-based instruments (including options, RSUs and warrants), weighted average number of shares outstanding, and per share data presented in these consolidated financial statements, including for all prior periods presented, have been retroactively adjusted to reflect both the reverse share split and the change in ADS ratio, as applicable. Any fractional entitlements were rounded or otherwise treated in accordance with applicable agreements.

B.	The rights of Ordinary Shares are as follows:

The Ordinary Shares confer upon the shareholders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in a distribution of the surplus of assets upon liquidation of the Company.

C.	Issuance of shares, warrants, and options.

1.	Registered Direct and Private Offering

On December 11, 2023, the Company raised $4,500 in gross proceeds through a registered direct offering of its ADSs. The Company issued a total of 214,286 ADSs (19,285,714 Ordinary Shares) at $21.00 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $4,046, net of issuance costs.

On March 7, 2025, the Company and Eye-Net entered into securities purchase agreements with institutional and private investors for an equity investment in Eye-Net, resulting in gross proceeds of $2,750, before deducting finders’ fees and other estimated offering expenses. Following the transaction, the investors collectively held approximately 5.8% of Eye-Net’s issued and outstanding ordinary shares, and the Company’s ownership in Eye-Net was diluted from 100% to 94.2%.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

As part of the transaction, the Company also issued to the investors:

●	Series A warrants to purchase ADSs at an exercise price of $0.21 per ADS. The number of ADSs issuable upon exercise was based on the investment amount in Eye-Net and the lowest closing price of the ADSs on Nasdaq during the five trading days preceding the exercise date, capped at a maximum of 291,005 ADSs (26,190,450 Ordinary Shares). These warrants are classified as equity. As of December 31, 2025 all Series A warrants have been fully exercised for a total of 248,623 ADSs (22,376,057 Ordinary Shares); and
●	Series B warrants to purchase ADSs at an exercise price of $18.1125. The Company issued a total of 12,833,850 Series B warrants, equal to 142,598 ADSs. These warrants are exercisable until March 10, 2027.

On December 4, 2025, the Company and Eye-Net entered into securities purchase agreements with institutional investors for an equity investment in Eye-Net, resulting in gross proceeds of $3,000, before deducting finders’ fees and other estimated offering expenses. Following the transaction, the investors collectively held approximately 5.17% of Eye-Net’s issued and outstanding ordinary shares, and the Company’s ownership in Eye-Net was diluted from 94.2% to 89.36%.

As part of the transaction, the Company also issued to the investors:

●	Series A warrants to purchase ADSs at an exercise price of $0.06 per ADS. The number of ADSs issuable upon exercise was based on the investment amount in Eye-Net and the lowest volume weighted average price of the ADSs on Nasdaq during the five trading days preceding the exercise date, capped at a maximum of 714,286 ADSs (64,285,710 Ordinary Shares). These warrants are classified as equity. As of December 31, 2025, Series A warrants have been exercised for a total of 104,893 ADSs (9,440,340 Ordinary Shares);
●	Series C warrants to purchase ADSs at an exercise price of $8.1375. The Company issued a total of 31,105,980 Series C warrants, equal to 345,622 ADSs. These warrants are exercisable until November 30, 2027; and
●	Modification to the terms of its Series B warrants originally issued in March 2025. For those investors who participated in the December 2025 funding round, the exercise price of the Series B warrants held by such investors was reduced from $18.1125 per share to $8.1375 per share. The Company measured the incremental fair value resulting from the modification as of the modification date. The total incremental fair value attributable to the modification amounted to $164, which was recognized as an equity issuance cost.

The total proceeds were allocated between the subsidiary’s shares and the Company’s warrants as of the issuance date. The minority shareholders’ proportionate interest in the subsidiary’s net assets was recognized as noncontrolling interests within equity. Any excess of the proceeds over the amount recognized as noncontrolling interests was recorded as an increase to additional paid-in capital

2.	Public Offering

On January 22, 2021, the Company entered into a sales agreement with A.G.P./Alliance Global Partners (“AGP”) as sales agent, pursuant to which the Company can sell from time to time, ADSs in the aggregate amount of up to $60,000 (the “January 2021 Sales Agreement”). Sales under the January 2021 Sales Agreement were made by any method permitted by law that is deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities Act. Under the January 2021 Sales Agreement, during 2023, the Company sold, through the sales agent, an aggregate of 2,855 ADSs (256,929 Ordinary Shares), at an average price of $58.275 per ADS, raising gross proceeds of approximately $166. After deducting closing costs and fees, the Company received net proceeds of approximately $135, net of issuance costs.

On June 14, 2024, the Company entered into a sales agreement with AGP as sales agent, pursuant to which the Company can sell from time to time, ADSs in the aggregate amount of up to $1,130 (the “June 2024 Sales Agreement”). Sales under the June 2024 Sales Agreement were made by any method permitted by law that is deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities Act. Under the June 2024 Sales Agreement, in 2024 the Company sold, through the sales agent, an aggregate of 71,387 ADSs (6,424,843 Ordinary Shares), at an average price of $14.61 per ADS, raising gross proceeds of approximately $1,043. After deducting closing costs and fees, the Company received net proceeds of approximately $903, net of issuance costs.

On December 31, 2024, the Company increased the maximum aggregate offering price of ADSs under the June 2024 Sales Agreement from $1,130 to $7,000. On February 21, 2025, the Company increased the maximum aggregate offering price of ADSs under the June 2024 Sales Agreement from $7,000 to $11,400. During 2025, the Company sold an aggregate of 375,550 ADSs (33,799,530 Ordinary Shares), at an average price of $11.46 per ADS, raising gross proceeds of approximately $4,304. After deducting closing costs and fees, the Company received net proceeds of approximately $4,165, net of issuance costs.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

3.	Shares and warrants to service providers:

(a)	Shares granted to service providers:

During 2023, 2024 and 2025, the Company did not issue shares to service providers.

(b)	Warrants, options and RSUs granted to service providers:

Between 2023 and 2025, the Company recorded share-based payments related to options granted to service providers, of $135, $12, and $13, respectively, all included in the statements of comprehensive loss.

On July 27, 2023, the Company’s shareholders approved a reduction to the exercise price of previously granted options to Magna’s employees to an exercise price of NIS 3.50 (approximately $1.10 per share at the approval date). The reduction was accounted for as a modification and as a result, the Company recorded an expense of $16 in its 2023 statement of comprehensive loss.

On August 8, 2024, the Company granted options to a service provider to purchase a total of 14,286 Ordinary Shares at an exercise price of NIS 3.50 (approximately $1.10 per share at the grant date) The options vest equally over twelve quarters until fully vested on July 1, 2027. The Company recorded an expense of $1 and $1 in its 2024 and 2025 statement of comprehensive loss, respectively.

During 2025, the Company did not issue options to service providers.

On November 27, 2024, under the Company’s share incentive plan (“2024 Share Incentive Plan”), the Company granted 128,571 RSU’s (1,429 ADSs) to a service provider. The RSU’s vest equally over eight quarters until fully vested on October 1, 2026. The Company recorded an expense of $3 and $10 in its 2024 and 2025 statements of comprehensive loss, respectively.

On August 13, 2025, under the 2024 Share Incentive Plan, the Company granted 128,571 RSU’s (1,429 ADSs) to a service provider. The RSU’s vest equally over twelve quarters until fully vested on October 1, 2028. The Company recorded an expense of $2 in its 2025 statement of comprehensive loss.

4.	Shares and options to employees

(a)	Incentive Plans

In November 2015, the Board of Directors of the Company authorized a share option plan (“2016 Equity Incentive Plan”). The 2016 Equity Incentive Plan provides for the grant of share options to service providers, employees, and office holders of the Company. Awards may be granted under the 2016 Equity Incentive Plan until November 2025, when the 2016 Equity Incentive Plan expired.

According to the 2016 Equity Incentive Plan, the aggregate number of Ordinary Shares that may be granted pursuant to awards will not exceed 15% of the Company’s capital on a fully diluted basis.

On May 27, 2024, the Board of Directors of the Company authorized the 2024 Share Incentive Plan. The 2024 Share Incentive Plan also provides for the grant of Restricted Share Units (RSU’s) to service providers, employees, and office holders of the Company. Awards may be granted under the 2024 Share Incentive Plan until May 2034, when the 2024 Share Incentive Plan expires.

According to the 2024 Share Incentive Plan, the aggregate number of Ordinary Shares that may be granted pursuant to awards will not exceed 18% of the Company’s capital on a fully diluted basis.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

(b)	1. The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:

As of December 31,
2023
Exercise price	$39.2-$6.86
Expected volatility	95%-90%
Risk-free interest	4.5%-3.8%
Expected life of up to (years)	4.1-4.4

No share options were granted to employees during the years ended December 31, 2024, and December 31, 2025.

The weighted-average grant-date fair value of options granted during the year 2023 was $0.28.

2. The fair value of RSUs granted is determined based on the share price on the grant date.

The following table summarizes the option activity for the years ended December 31, 2025, 2024 and 2023 for options granted to employees, officers, and directors:

	As of December 31,
	2025			2024			2023
	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)
Outstanding at beginning of period	4,378,397	$0.14	4.1	5,088,555	$0.91	4.13	4,893,317	$3.01	5.92
Granted	-			-			382,142
Exercised	-			-			-
Forfeited	(592,690)			(710,158)			(186,904)
Outstanding at the end of period	3,785,707	$0.37	3.1	4,378,397	$0.14	4.1	5,088,555	$0.91	4.13
Exercisable at the end of period	3,564,277			3,616,098			3,360,818

As of December 31, 2025, the total unrecognized share-based payment expenses related to nonvested awards was $13, which is expected to be recognized over the year 2026.

(c)	Options granted during 2023

On March 29, 2023, the Company granted options to purchase 53,571 Ordinary Shares to its employees at an exercise price of NIS 7 (approximately $1.96 per share at the grant date), with some of the options vesting equally over twelve quarters, and some of the options having a one-year cliff and the remainder vesting equally over eight quarters. The Company recorded an expense of $4, $5 and $6, respectively, in its 2025, 2024 and 2023 statement of comprehensive loss included in research and development expenses.

On May 31, 2023, the Company’s Board of Directors approved a reduction to the exercise price of previously granted options for all outstanding options previously issued, under the Company’s 2016 Equity Incentive Plan, to an exercise price of NIS 3.50 (approximately $0.91 per share at the approval date). As a result, the Company recorded an expense of $37, $47 and $211, respectively, in its 2025, 2024 and 2023 statement of comprehensive loss.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

On July 27, 2023, the Company’s shareholders approved grants of options to two members of the Company’s Board of Directors, each to purchase 57,143 of the Company’s Ordinary Shares at an exercise price of NIS 3.50 (approximately $0.91 per share at the grant date). The options vests over 12 quarters until fully vested. The Company recorded an expense of $15, $15 and $8, respectively, in its 2025, 2024 and 2023 statement of comprehensive loss, included in general and administrative expenses.

During 2023, the Company granted options to purchase 214,286 Ordinary Shares to its employees at an exercise price of NIS 3.50 (approximately $0.91 per share at the grant date), with 175,000 of the options vesting equally over twelve quarters, and 39,286 of the options having a one-year cliff and the remainder vesting equally over eight quarters. As a result, the Company recorded an expense of $7, $12 and $3, respectively, in its 2025, 2024 and 2023 statements of comprehensive loss.

(d)	RSU’s granted During 2024 and 2025:

On July 15, 2024, under the 2024 Share Incentive Plan, the Company granted a total of 7,853,571 RSUs to members of the Company’s Board of Directors, officers and employees, with a fair value of $0.28 per RSU at the grant date. During 2024, 565,534 RSUs were exercised, and 888,214 RSUs were forfeited. The RSUs vest over 36 months, one-third vest after one year and the balance of the RSU vest over eight quarters until fully vested. Some RSUs vest equally over twelve quarters. The Company recorded an expense of $512 and $289 respectively, in respect of such grants in its 2025 and 2024 statement of comprehensive loss.

On November 27, 2024, the Company granted 248,571 RSUs to employees. The RSUs vests over 36 months, with one-third vesting after one year and the remaining RSUs vesting over the following eight quarters. Some RSUs vests equally over twelve quarters. The Company recorded an expense of $8 in its 2025 statement of comprehensive loss.

On March 27, 2025, the Company granted 197,143 RSUs to employees. The RSUs vests equally over twelve quarters. The Company recorded an expense of $5 in respect of such grants in its 2025 statement of comprehensive loss.

On August 13, 2025, the Company granted 454,286 RSUs to employees. The RSUs vests equally over twelve quarters. The Company recorded an expense of $7 in respect of such grants in its 2025 statement of comprehensive loss.

During 2025, 2,836,234 RSUs were exercised, and 1,943,229 RSUs were forfeited. As of December 31, 2025, the total unrecognized share-based payment expenses related to nonvested RSUs was $789 which is expected to be recognized over the next 3 years.

(e)	Options granted to Eye-Net’s employees.

Eye-Net grants its employee’s options to purchase its own shares. Utilizing parameters for calculating Black-Scholes similar to those of Foresight, with the only difference being in the share price and exercise price.

During 2023 Eye-Net, granted options to purchase 150 ordinary shares of Eye-Net to its employees. The options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. The options were granted at an exercise price of $200 per share. The Company recorded an expense of $4, $4 and $4, respectively, in respect of such a grant in its 2025, 2024 and 2023 statement of comprehensive loss.

During 2024 Eye-Net, granted options to purchase 1,250 ordinary shares of Eye-Net to its employees. The options vests over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. The options were granted at an exercise price of $200 per share. The Company recorded an expense of $ $33 and $7 respectively, in respect of such grant in its 2025 and 2024 statement of comprehensive loss,

During 2025 Eye-Net, granted options to purchase 2,245 ordinary shares of Eye-Net to its employees. The options vest equally over twelve quarters until fully vested. The options were granted at an exercise price of $200 per share. The Company recorded an expense of $23 in respect of such grant in its 2025 statement of comprehensive loss.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

5.	Share Based Compensation Expense:

The total share-based compensation expense, related to Ordinary Shares, RSUs, options granted to employees, directors and service providers, was comprised, at each period, as follows:

	Year ended December 31,
	2025	2024	2023
	USD in thousands
Cost of revenues	4	1	9
Research and development	435	387	849
Sales and marketing	48	36	118
General and administrative	460	364	465
	947	788	1,441
Less: Share-based compensation expense attributable to non-controlling interests	130	61	150
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	817	727	1,291